UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND,INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   JULY 31

Date of reporting period:  JULY 31, 2006




ITEM 1. REPORT TO STOCKHOLDERS.
USAA INTERMEDIATE-TERM BOND FUND - ANNUAL REPORT FOR PERIOD ENDING JULY 31, 2006

[LOGO OF USAA]
   USAA(R)

                             USAA INTERMEDIATE-TERM
                                    BOND Fund

                                   [GRAPHIC OF USAA INTERMEDIATE-TERM BOND FUND]

      A n n u a l  R e p o r t

--------------------------------------------------------------------------------
      JULY 31, 2006

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    2

MANAGER'S COMMENTARY                                                          4

INVESTMENT OVERVIEW                                                           7

SHAREHOLDER VOTING RESULTS                                                   13

FINANCIAL INFORMATION

   Distributions to Shareholders                                             14

   Report of Independent Registered Public Accounting Firm                   15

   Portfolio of Investments                                                  16

   Notes to Portfolio of Investments                                         32

   Financial Statements                                                      36

   Notes to Financial Statements                                             39

EXPENSE EXAMPLE                                                              52

ADVISORY AGREEMENTS                                                          54

DIRECTORS' AND OFFICERS' INFORMATION                                         60

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2006, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                           "

                                    AS I WRITE THESE WORDS, INFLATION HAS TAKEN
[PHOTO OF CHRISTOPHER W. CLAUS]        CENTER STAGE. AND IT IS LIKELY TO STAY
                                   THERE - WITH A BRIGHT SPOTLIGHT ON IT - UNTIL
                                    INVESTORS ARE SURE THAT IT IS UNDER CONTROL.

                                                           "
                                                                     August 2006
--------------------------------------------------------------------------------

         As I write these words, inflation has taken center stage. And it is likely to stay there - with a bright spotlight on it - until investors are sure that it is under control.

         Since June 2004, the Federal Reserve Board (the Fed) has tried to manage inflation by raising short-term interest rates 17 consecutive times. But it cannot accurately predict how these past rate increases will affect future rates of inflation. So on August 8, the Fed "paused" in raising rates to let past increases work their way through the financial system.

         Economic growth has already moderated from its strong pace earlier this year, supporting the Fed's belief that the economy is cooling gradually. Inflationary trends, however, persist. Fed governors must try to strike the right balance if they are to give the economy "a soft landing," taming inflation without choking off growth and hurting corporate earnings.

         Regardless, companies can no longer rely on an expanding economy to help them maintain earnings. They must strive to increase productivity, cut expenses, or take profitable market share away from a competitor. The only other alternative is to raise prices - which would be inflationary.

         Some companies can and will grow. The challenge for investors is to find and buy those stocks before the rest of the market seizes

 . . . C O N T I N U E D
========================--------------------------------------------------------

         the opportunity. In other words, it is a time for careful stock selection. At USAA Investment Management Company (IMCO), we have hired some of the finest money managers in the country, who work hard to make these decisions. They are seasoned equity professionals who at times have had success in up and down market cycles.

         In the bond market, long-term yields remain relatively low. The fixed-income market believes that to keep the economy from slowing too much, the Fed will eventually have to start lowering rates. If short-term rates do come down, bonds look attractive. In the interim, our fixed-income team has re-positioned your bond funds to take advantage of nearer-term opportunities. For investors who have been sitting tight in money market funds and short-term certificates of deposit (CDs), bonds with intermediate-term maturities may offer attractive values.

         Whatever happens in the months ahead, rest assured that all of us at IMCO will continue working in your best interests. Thank you for the opportunity to help you with your investment needs.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board

         CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-8448 FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR (USAA). READ IT CAREFULLY BEFORE INVESTING.

         Past performance is no guarantee of future results. o As interest rates rise, existing bond prices fall.

4

 M A N A G E R 'S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF MATTHEW FREUND]     MATTHEW FREUND, CFA
                                 USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

         The USAA Intermediate-Term Bond Fund provided a total return of 1.72% for the one-year period ending July 31, 2006. This compares to a 1.08% return for the Lipper Intermediate Investment Grade Debt Funds Average, and placed your Fund in the top 14% of its peer group. Over the same period, the Lipper Intermediate Investment Grade Debt Funds Index returned 1.37% and the Lehman Brothers U.S. Aggregate Bond Index returned 1.46%. At the same time, the Fund provided a one-year dividend yield of 4.89%, compared to 4.27% for the average Lipper Intermediate Investment Grade Debt Fund.

WHAT WERE THE RELEVANT MARKET CONDITIONS?

         The period started on a stormy note. In addition to taking a human toll, hurricanes Katrina and Rita disrupted energy supplies and increased fears of an economic slowdown. Fear gave way to relief when the winter and the economic impact appeared mild.

         The Federal Reserve Board (the Fed) maintained its measured approach to interest-rate increases, raising the overnight federal funds rate from 3.25% to 5.25%. At its August 8 meeting, the Fed left rates unchanged - the first pause since increases began in June 2004. Although yields rose across all maturities, longer-term rates ended the period below the federal funds rate. This unusual occurrence has the potential to be an indicator of future economic weakness.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         REFER TO PAGES 9 AND 10 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                   HISTORICAL YIELD CURVE

             [CHART OF HISTORICAL YIELD CURVE]

                 7/29/05          7/31/06          CHANGE
                 -------          -------         --------
 3 MONTH          3.393%           5.068%          1.6751%
 6 MONTH          3.674            5.144           1.4698
 2 YEAR           4.015            4.950           0.9354
 3 YEAR           4.065            4.915           0.8492
 5 YEAR           4.121            4.896           0.7754
10 YEAR           4.276            4.979           0.7034
30 YEAR           4.471            5.065           0.5943

                        [END CHART]

     Source: Bloomberg L.P.

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

         We strive to generate an attractive yield with an acceptable level of price volatility. The Fund's net asset value (NAV) declined to $9.81 at the end of July largely due to changing interest rates.

         An inverted yield curve makes it a challenge to position a bond portfolio. We can either stabilize the NAV (by shortening maturities) or focus on generating income over the long term (by extending maturities). We cannot do both. If we extend maturities, we can capture higher interest rates but run the risk that rates will increase and reduce the portfolio's NAV (as interest rates increase, bond prices fall). If we do not extend, the NAV remains

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

         more stable, but we miss the opportunity to lock in attractive rates, and the Fund would receive less income if rates fall.

         To resolve this dilemma, we sought to maximize income by seeking attractive bonds all along the yield curve, generally focusing on issues 10 years and shorter. This strategy can give the Fund a substantial yield advantage over its peers.

         We remain committed to striving to build a high-quality portfolio that is diversified among multiple asset classes. By reducing the positions we take in any one issuer, we limit our exposure to potential credit problems. We continue to use fundamental research to purchase select corporate bonds. In addition, we invested in agency mortgage pools (Fannie Mae and Freddie Mac) because of their attractive yields and high credit quality.

WHAT IS THE OUTLOOK?

         We believe the Fed's future actions will be dependent on inflationary and economic trends. One wild card is the American consumer, who faces steeper energy prices, higher interest payments, and a softer real estate market. If consumers cut back on discretionary spending, we believe the U.S. economy is likely to slow. While the markets continue to react to ongoing geopolitical issues, the midterm elections - on which few investors are concentrating - remain an unknown.

         In this environment, investors should expect most of their return to come from the income provided by the Fund. Your portfolio management team remains committed to providing you with a high-quality, well-diversified bond fund with an acceptable level of risk.

         We thank you for your investment in the Fund.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA INTERMEDIATE-TERM BOND FUND
          (Ticker Symbol: USIBX)

OBJECTIVE
--------------------------------------------------------------------------------

         High current income without undue risk to principal.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Normally, at least 80% of the Fund's assets will be invested in a broad range of debt securities, and the Fund will maintain a dollar-weighted average portfolio maturity of three to 10 years.

----------------------------------------------------------------------------------------
                                                     7/31/06                 7/31/05
----------------------------------------------------------------------------------------
Net Assets                                       $433.9 Million          $359.1 Million
Net Asset Value Per Share                             $9.81                  $10.13

--------------------------------------------------------------------------------------
                                                     7/31/06                 7/31/05
--------------------------------------------------------------------------------------
Dollar-Weighted Average Portfolio Maturity          6.6 Years               4.7 Years

         DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THEM BY THE DOLLAR VALUE OF THE FUND'S PORTFOLIO.

--------------------------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURNS AND 30-DAY SEC YIELD AS OF 7/31/06
--------------------------------------------------------------------------------

1 YEAR       5 YEARS          SINCE INCEPTION ON 8/02/99               30-DAY SEC YIELD*
 1.72%        4.08%                    5.65%                                 5.83%

*CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

         The performance data quoted represents past performance and is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. For performance data current to the most recent month-end, visit usaa.com.

         NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDING JULY 31, 2006

-----------------------------------------------------------------------------------
                                     TOTAL RETURN = DIVIDEND RETURN + PRICE CHANGE
-----------------------------------------------------------------------------------
SINCE INCEPTION ON 8/02/99               5.65%    =      5.95%      +    -0.30%
5 YEARS                                  4.08%    =      5.24%      +    -1.16%
1 YEAR                                   1.72%    =      4.78%      +    -3.06%

         The performance data quoted represents past performance and is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. For performance data current to the most recent month-end, visit usaa.com.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE 7-YEAR PERIOD ENDING JULY 31, 2006

[CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

                                                   CHANGE IN
 PERIOD             TOTAL          DIVIDEND          SHARE
 ENDING            RETURN           RETURN           PRICE
---------          ------          --------        ----------
7/31/2000           5.56%            7.36%           -1.80%
7/31/2001          13.92%            7.91%            6.01%
7/31/2002           0.09%            6.33%           -6.24%
7/31/2003           9.67%            5.67%            4.00%
7/31/2004           4.55%            4.65%           -0.10%
7/31/2005           4.60%            4.70%           -0.10%
7/31/2006           1.72%            4.78%           -3.06%

                        [END CHART]

         TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE NET INVESTMENT INCOME FROM DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

             12-MONTH DIVIDEND YIELD COMPARISON

        [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                        USAA              LIPPER INTERMEDIATE
                 INTERMEDIATE-TERM       INVESTMENT GRADE DEBT
                     BOND FUND               FUNDS AVERAGE
                 -----------------       ---------------------
7/31/2000               7.29%                   6.09%
7/31/2001               6.98                    5.87
7/31/2002               6.82                    5.17
7/31/2003               5.32                    4.18
7/31/2004               4.61                    3.63
7/31/2005               4.65                    3.64
7/31/2006               4.89                    4.27

                        [END CHART]

         THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING NET INVESTMENT INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 7/31/00 TO 7/31/06.

         THE 12-MONTH DIVIDEND YIELD OF THE LIPPER INTERMEDIATE INVESTMENT GRADE DEBT FUNDS AVERAGE IS CALCULATED FROM THE END OF THE MONTH OF JULY 31, 1999, WHILE THE FUND'S INCEPTION DATE IS AUGUST 2, 1999. THERE MAY BE A SLIGHT VARIATION OF THE 12-MONTH DIVIDEND YIELD BECAUSE OF THIS DIFFERENCE.

         THE LIPPER INTERMEDIATE INVESTMENT GRADE DEBT FUNDS AVERAGE IS THE AVERAGE PERFORMANCE LEVEL OF ALL INTERMEDIATE INVESTMENT-GRADE DEBT FUNDS, AS REPORTED BY LIPPER INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                   CUMULATIVE PERFORMANCE COMPARISON

            [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

               LEHMAN BROTHERS     LIPPER INTERMEDIATE         USAA
                U.S. AGGREGATE      INVESTMENT GRADE     INTERMEDIATE-TERM
                 BOND INDEX           FUNDS INDEX           BOND FUND
               ---------------     -------------------   -----------------
07/31/99         $10,000.00           $10,000.00            $10,000.00
08/31/99           9,994.91             9,989.34             10,009.94
09/30/99          10,110.95            10,099.27             10,139.20
10/31/99          10,148.25            10,114.64             10,173.89
11/30/99          10,147.53            10,126.52             10,217.51
12/31/99          10,098.59            10,079.97             10,176.92
01/31/00          10,065.53            10,044.13             10,146.73
02/29/00          10,187.26            10,153.17             10,261.74
03/31/00          10,321.46            10,278.50             10,387.82
04/30/00          10,291.91            10,214.84             10,311.27
05/31/00          10,287.18            10,196.30             10,222.28
06/30/00          10,501.21            10,412.21             10,458.17
07/31/00          10,596.53            10,501.09             10,556.34
08/31/00          10,750.11            10,646.70             10,602.09
09/30/00          10,817.70            10,717.23             10,742.29
10/31/00          10,889.28            10,755.01             10,691.89
11/30/00          11,067.33            10,926.16             10,856.73
12/31/00          11,272.63            11,146.90             11,094.30
01/31/01          11,456.98            11,342.75             11,352.94
02/28/01          11,556.79            11,451.76             11,497.47
03/31/01          11,614.80            11,496.27             11,594.71
04/30/01          11,566.60            11,434.43             11,550.60
05/31/01          11,636.36            11,504.85             11,628.19
06/30/01          11,680.33            11,547.16             11,692.79
07/31/01          11,941.47            11,827.28             12,026.24
08/31/01          12,078.22            11,957.52             12,162.73
09/30/01          12,218.96            12,049.56             12,291.65
10/31/01          12,474.65            12,295.18             12,443.35
11/30/01          12,302.66            12,140.79             12,165.01
12/31/01          12,224.54            12,062.75             12,025.50
01/31/02          12,323.49            12,149.80             12,075.59
02/28/02          12,442.92            12,267.23             12,102.75
03/31/02          12,235.92            12,054.36             11,995.26
04/30/02          12,473.20            12,271.81             12,111.30
05/31/02          12,579.18            12,372.54             12,200.42
06/30/02          12,687.95            12,364.56             12,187.02
07/31/02          12,841.05            12,413.66             12,037.16
08/31/02          13,057.86            12,652.89             12,345.15
09/30/02          13,269.34            12,790.95             12,576.84
10/31/02          13,208.90            12,741.90             12,337.37
11/30/02          13,205.38            12,802.47             12,372.67
12/31/02          13,478.15            13,063.00             12,718.50
01/31/03          13,489.66            13,103.84             12,763.39
02/28/03          13,676.31            13,290.70             12,985.42
03/31/03          13,665.77            13,292.01             12,999.81
04/30/03          13,778.54            13,447.37             13,208.59
05/31/03          14,035.44            13,698.16             13,574.76
06/30/03          14,007.58            13,694.84             13,589.16
07/31/03          13,536.65            13,233.07             13,201.68
08/31/03          13,626.53            13,333.75             13,241.93
09/30/03          13,987.23            13,692.26             13,618.67
10/31/03          13,856.78            13,595.61             13,529.91
11/30/03          13,889.97            13,631.51             13,551.45
12/31/03          14,031.32            13,770.16             13,683.62
01/31/04          14,144.20            13,879.65             13,786.90
02/29/04          14,297.30            14,014.47             13,917.88
03/31/04          14,404.37            14,115.43             14,009.37
04/30/04          14,029.62            13,776.27             13,729.03
05/31/04          13,973.42            13,708.71             13,642.44
06/30/04          14,052.39            13,772.60             13,693.94
07/31/04          14,191.68            13,901.87             13,803.45
08/31/04          14,462.39            14,152.22             14,030.64
09/30/04          14,501.63            14,189.25             14,083.78
10/31/04          14,623.24            14,301.08             14,191.23
11/30/04          14,506.60            14,211.69             14,081.76
12/31/04          14,640.08            14,359.51             14,223.13
01/31/05          14,732.01            14,437.07             14,288.45
02/28/05          14,645.04            14,375.86             14,231.61
03/31/05          14,569.83            14,290.78             14,159.65
04/30/05          14,767.01            14,466.62             14,345.84
05/31/05          14,926.78            14,618.52             14,468.72
06/30/05          15,008.17            14,704.26             14,566.47
07/31/05          14,871.54            14,589.41             14,437.14
08/31/05          15,062.19            14,771.98             14,621.07
09/30/05          14,907.03            14,622.16             14,494.29
10/31/05          14,789.06            14,501.74             14,402.57
11/30/05          14,854.46            14,554.83             14,473.93
12/31/05          14,995.69            14,687.33             14,606.51
01/31/06          14,996.54            14,706.02             14,587.02
02/28/06          15,046.32            14,749.41             14,631.10
03/31/06          14,898.67            14,606.85             14,533.77
04/30/06          14,871.66            14,586.58             14,488.61
05/31/06          14,855.80            14,570.71             14,490.65
06/30/06          14,887.29            14,586.30             14,510.21
07/31/06          15,088.59            14,788.67             14,685.74

                            [END CHART]

                   *Data from 7/31/99 through 7/31/06.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Intermediate-Term Bond Fund to the following benchmarks:

    o The Lehman Brothers U.S. Aggregate Bond Index covers the U.S. investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

    o The Lipper Intermediate Investment Grade Funds Index tracks the total return performance of the 30 largest funds within the Lipper Intermediate Investment Grade Debt Funds category.

          *THE PERFORMANCE OF THE LIPPER INTERMEDIATE INVESTMENT GRADE FUNDS
           INDEX AND THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX IS CALCULATED FROM THE END OF THE MONTH OF JULY 31, 1999, WHILE THE FUND'S INCEPTION DATE IS AUGUST 2, 1999. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS BECAUSE OF THIS DIFFERENCE.

          PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

P O R T F O L I O
=================---------------------------------------------------------------
                  HIGHLIGHTS

                     PORTFOLIO RATINGS MIX
                          7/31/2006

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

BBB                                                  33%
AAA                                                  29%
A                                                    28%
AA                                                    5%
Securities With Short-Term Investment-Grade Ratings   3%
Below Investment-Grade                                2%

                        [END CHART]

         The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Ratings, Fitch Ratings, Dominion Bond Rating Service Ltd., or A.M. Best Co., Inc. If unrated by these agencies, USAA Investment Management Company must determine that the securities are of equivalent investment quality.

         PERCENTAGES ARE OF THE TOTAL MARKET VALUE OF THE FUND'S INVESTMENTS.

12

 ...C O N T I N U E D
=====================-----------------------------------------------------------
                      HIGHLIGHTS

                             PORTFOLIO MIX
                               7/31/2006

                          [PIE CHART OF PORTFOLIO MIX]

Corporate Obligations                                        49.8%
Commercial Mortgage Securities                               17.2%
Eurodollar and Yankee Obligations                            10.1%
Asset-Backed Securities                                       8.4%
Municipal Bonds                                               6.3%
U.S. Government Agency Issues                                 4.3%
Money Marke Instruments                                       2.6%
Preferred Securities                                          2.4%
U.S. Treasury Securities                                      0.2%

                        [END CHART]

PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

S H A R E H O L D E R
=====================-----------------------------------------------------------
                      Voting RESULTS

         On July 19, 2006, a meeting of shareholders was held to vote on a number of proposals relating to USAA mutual funds. Shareholders of record on May 26, 2006, were entitled to vote on each proposal shown below. All proposals were approved by the shareholders.

         The following proposals and voting results pertain to one or more series within USAA Mutual Fund, Inc. (the Company). Votes shown for Proposal 1 are for the entire series of the Company. Votes shown for Proposal 2 are for the USAA Intermediate-Term Bond Fund.

PROPOSAL 1
--------------------------------------------------------------------------------

         Re-election of the Funds' Board of Directors.

         NUMBER OF SHARES VOTING
         -------------------------------------------------------------------
               DIRECTORS                    FOR               VOTES WITHHELD
         -------------------------------------------------------------------
         Richard A. Zucker             3,210,416,576           101,025,630
         Barbara B. Dreeben            3,205,552,151           105,890,055
         Robert L. Mason, Ph.D.        3,210,691,692           100,750,514
         Michael F. Reimherr           3,212,057,600            99,384,606
         Christopher W. Claus          3,209,754,156           101,688,050


PROPOSAL 2
--------------------------------------------------------------------------------

         Approval of a reorganization plan for the Fund.

         NUMBER OF SHARES VOTING
         -------------------------------------------------------------------
             FOR           AGAINST         ABSTAIN          BROKER NON-VOTE*
         -------------------------------------------------------------------
         32,183,223        344,686         287,027             2,841,703


         *Broker "non-votes" (i.e., proxies from brokers or nominees indicating that such persons have not received instruction from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) are treated the same as abstentions and, as a result, had the effect of an "against" vote on the outcome of the proposals.

14

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA INTERMEDIATE-TERM BOND FUND

         The following federal tax information related to the Fund's fiscal year ended July 31, 2006, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2007.

         For the fiscal year ended July 31, 2006, certain dividends paid by the Fund qualify as interest-related dividends. The Fund designates $17,342,000 as qualifying interest income.

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
=======================---------------------------------------------------------
                        Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA INTERMEDIATE-TERM BOND FUND:

We have audited the accompanying statement of assets and liabilities of the USAA Intermediate-Term Bond Fund (a portfolio of USAA Mutual Funds Trust, formerly USAA Mutual Fund, Inc.) (the "Fund"), including the portfolio of investments, as of July 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Intermediate-Term Bond Fund at July 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
September 13, 2006

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2006

PRINCIPAL                                                                                              MARKET
   AMOUNT                                                                COUPON                         VALUE
    (000)    SECURITY                                                      RATE        MATURITY         (000)
-------------------------------------------------------------------------------------------------------------
             CORPORATE OBLIGATIONS (49.8%)

             ASSET MANAGEMENT & CUSTODY BANKS (0.5%)
  $ 2,000    Mellon Bank N.A., Subordinated Notes                          5.45%      4/01/2016      $  1,953
                                                                                                     --------

             AUTOMOBILE MANUFACTURERS (0.5%)
    2,000    DaimlerChrysler North America
              Holding Corp., Notes                                         5.49(a)    3/07/2007         2,001
                                                                                                     --------

             BROADCASTING & CABLE TV (0.7%)
    1,000    Comcast Corp., Notes                                          6.50       1/15/2017         1,016
    1,000    Cox Communications, Inc., Notes                               3.88      10/01/2008           962
    1,000    Jones Intercable, Inc., Senior Notes                          7.63       4/15/2008         1,031
                                                                                                     --------
                                                                                                        3,009
                                                                                                     --------
             BUILDING PRODUCTS (0.2%)
    1,000    York International Corp., Senior Notes                        6.63       8/15/2006         1,000
                                                                                                     --------
             CASINOS & GAMING (0.2%)
    1,000    Harrahs Operating Co., Inc., Bonds                            5.63       6/01/2015           934
                                                                                                     --------
             CONSUMER FINANCE (1.9%)
    1,000    American Express Co., Notes                                   6.80       9/01/2066         1,012
    1,000    Capital One Financial Corp., Senior Notes                     4.74       5/17/2007           993
    1,000    Erac USA Finance Co., Notes(b)                                6.20      11/01/2016           998
    2,000    Ford Motor Credit Co., Senior Notes                           4.95       1/15/2008         1,908
    2,000    General Motors Acceptance Corp., Notes                        6.13       8/28/2007         1,987
      500    Household Finance Corp., Notes                                5.75       1/30/2007           501
    1,000    SLM Corp., MTN, CPI Floating Rate Notes                       4.92(a)    6/01/2009           965
                                                                                                     --------
                                                                                                        8,364
                                                                                                     --------
             DATA PROCESSING & OUTSOURCED SERVICES (0.2%)
    1,000    Fiserv, Inc., Notes                                           4.00       4/15/2008           970
                                                                                                     --------
             DIVERSIFIED BANKS (3.0%)
    1,000    Comerica Bank, Subordinated Notes                             5.20       8/22/2017           931
    1,000    Compass Bank, Notes                                           8.10       8/15/2009         1,078
    1,000    Emigrant Bancorp, Inc., Senior Notes(b)                       6.25       6/15/2014           980
    2,000    First Union National Bank, FL,
               Subordinated Debentures(o)                                  6.18       2/15/2036(d)      2,060
    3,000    First Union National Bank, NC,
               Subordinated Notes(o)                                       6.18       2/15/2036(d)      3,091


                                                                              17
 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2006

PRINCIPAL                                                                                              MARKET
   AMOUNT                                                                COUPON                         VALUE
    (000)    SECURITY                                                      RATE        MATURITY         (000)
-------------------------------------------------------------------------------------------------------------
  $ 2,000    Key Bank N.A., Subordinated Notes                             5.45%      3/03/2016      $  1,933
    1,000    SouthTrust Bank, N.A., Subordinated Notes                     6.57      12/15/2027(d)      1,066
    1,000    Washington Mutual Bank FA,
              Subordinated Notes                                           5.13       1/15/2015           937
    1,000    Westpac Capital Trust IV, Notes(b)                            5.26      12/29/2049           912
                                                                                                     --------
                                                                                                       12,988
                                                                                                     --------
             ELECTRIC UTILITIES (7.2%)
    2,000    Black Hills Corp., Notes                                      6.50       5/15/2013         1,995
    1,045    Carolina Power & Light Co., Bonds                             6.13       9/15/2033         1,027
    2,746    Cedar Brakes II, LLC, Senior Notes,
               Series C(b),(o)                                             9.88       9/01/2013         3,068
    2,550    Entergy Gulf States, Inc., Bonds                              5.70       6/01/2015         2,429
    1,000    Entergy Mississippi, Inc., First
               Mortgage Bonds                                              5.92       2/01/2016           973
      950    FPL Energy National Wind, LLC,
               Secured Notes(b)                                            5.61       3/10/2024           923
    1,000    Midamerican Energy Holdings Co.,
               Senior Notes                                                5.88      10/01/2012         1,002
             Monongahela Power Co.,
    3,000      First Mortgage Bonds                                        5.00      10/01/2006         2,996
    2,000      Notes, Series A                                             7.36       1/15/2010         2,098
    1,000    New York State Electric & Gas Corp., Notes                    5.50      11/15/2012           984
    2,000    Northern States Power Co., First
               Mortgage Bond, Series B(o)                                  8.00       8/28/2012         2,237
    1,411    Oglethorpe Power Corp., Bonds                                 6.97       6/30/2011         1,433
    1,000    Potomac Edison Co., First Mortgage Bond                       5.35      11/15/2014           960
    2,000    Power Contract Financing, Senior Notes(b)                     6.26       2/01/2010         2,009
    1,000    PSI Energy, Inc., Senior Notes                                6.05       6/15/2016           996
    1,000    Public Service Co. of Colorado, Senior Notes                  7.88      10/01/2012         1,114
    1,000    Southern Power Co., Senior Notes                              6.25       7/15/2012         1,017
    1,100    Tristate General & Transport Association,
               Bonds(b)                                                    6.04       1/31/2018         1,091
    2,000    TXU Energy Co., LLC, Senior Notes                             7.00       3/15/2013         2,062
    1,000    Virginia Electric Power Co., Senior Notes                     5.40       1/15/2016           958
                                                                                                     --------
                                                                                                       31,372
                                                                                                     --------
             ELECTRIC/GAS UTILITIES (0.1%)
      310    Texas Municipal Gas Corp., Notes (INS)(b)                     2.60       7/01/2007           306
                                                                                                     --------
             FOOD RETAIL (0.5%)
    2,000    Kroger Co., Notes                                             5.50       2/01/2013         1,940
                                                                                                     --------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2006

PRINCIPAL                                                                                              MARKET
   AMOUNT                                                                COUPON                         VALUE
    (000)    SECURITY                                                      RATE        MATURITY         (000)
-------------------------------------------------------------------------------------------------------------
             GAS UTILITIES (2.7%)
  $ 2,000    AGL Capital Corp., Guaranteed Notes                           6.38%      7/15/2016      $  2,028
    1,000    Centerpoint Energy Resources Corp.,
               Senior Notes                                                5.95       1/15/2014           987
    1,000    Duke Capital Corp., LLC, Senior Notes                         8.00      10/01/2019         1,129
    1,000    Enbridge Energy Partners, LP, Notes                           4.75       6/01/2013           923
    2,000    Energy Transfer Partners, LP, Senior Notes(o)                 5.95       2/01/2015         1,959
    2,000    Michigan Consolidated Gas Co., Notes                          5.00      10/01/2019         1,812
    1,000    Northern Natural Gas Co., Senior Notes(b)                     5.38      10/31/2012           981
    1,000    Southern Star Central Gas, Notes(b)                           6.00       6/01/2016           991
    1,000    Valero Logistics Operations, LP,
               Senior Notes                                                6.05       3/15/2013           999
                                                                                                     --------
                                                                                                       11,809
                                                                                                     --------
             HEALTH CARE FACILITIES (0.2%)
    1,000    Health Management Associates, Inc.,
               Senior Notes                                                6.13       4/15/2016           921
                                                                                                     --------
             HEALTH CARE SERVICES (0.2%)
    1,000    Laboratory Corp. of America, Senior Notes                     5.63      12/15/2015           969
                                                                                                     --------
             HOME FURNISHINGS (0.2%)
    1,000    Mohawk Industries, Inc., Senior Notes                         5.75       1/15/2011           985
                                                                                                     --------
             HOTELS, RESORTS, & CRUISE LINES (0.5%)
    2,000    Royal Caribbean Cruises Ltd., Senior Notes                    7.25       6/15/2016         1,991
                                                                                                     --------
             HOUSEHOLD APPLIANCES (0.7%)
    2,000    Stanley Works Capital Trust I, Bonds                          5.90      12/01/2045         1,883
    1,000    Whirlpool Corp., Debentures                                   7.75       7/15/2016         1,081
                                                                                                     --------
                                                                                                        2,964
                                                                                                     --------
             HOUSEWARES & SPECIALTIES (0.2%)
    1,000    Newell Rubbermaid, Inc., Notes                                4.63      12/15/2009           969
                                                                                                     --------
             INDUSTRIAL CONGLOMERATES (0.5%)
    2,000    Tyco International Group, COP, Notes(b)                       4.44       6/15/2007         1,970
                                                                                                     --------
             INDUSTRIAL MACHINERY (0.2%)
    1,000    Pall Corp., Senior Notes(b)                                   6.00       8/01/2012         1,001
                                                                                                     --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2006

PRINCIPAL                                                                                              MARKET
   AMOUNT                                                                COUPON                         VALUE
    (000)    SECURITY                                                      RATE        MATURITY         (000)
-------------------------------------------------------------------------------------------------------------
             INTEGRATED OIL & GAS (0.3%)
  $   932    Merey Sweeny, LP, Senior Notes(b)                             8.85%     12/18/2019      $  1,086
                                                                                                     --------
             LIFE & HEALTH INSURANCE (2.6%)
    2,000    Blue Cross Blue Shield FL, Inc., Notes(o)                     8.25      11/15/2011         2,225
    2,000    Great-West Life & Annuity Insurance Co.,
               Bonds(b)                                                    7.15       5/16/2046         1,995
    2,000    Lincoln National Corp., Bonds                                 7.00       5/17/2066         2,035
    1,000    Monumental Global Funding II,
               Senior Secured Notes(b)                                     4.38       7/30/2009           970
    3,000    North Front, Pass-Through Trust, Notes(b),(o)                 5.81      12/15/2024         2,884
    1,000    Phoenix Companies, Inc., Senior Notes                         6.68       2/16/2008         1,005
                                                                                                     --------
                                                                                                       11,114
                                                                                                     --------
             MANAGED HEALTH CARE (0.9%)
    2,000    Coventry Health Care, Inc., Senior Notes                      5.88       1/15/2012         1,961
    2,000    Highmark, Inc., Senior Notes(b)                               6.80       8/15/2013         2,076
                                                                                                     --------
                                                                                                        4,037
                                                                                                     --------
             MISCELLANEOUS (0.2%)
    1,000    Keenan Development Association of
               Tennessee LLC, RB, Series 2005 (INS)                        5.02       7/15/2028           925
                                                                                                     --------
             MOVIES & ENTERTAINMENT (0.4%)
    1,500    Time Warner Companies, Inc., Notes                            8.11       8/15/2006         1,501
                                                                                                     --------
             MULTI-LINE INSURANCE (3.4%)
             American General Finance Corp.,
    2,000      MTN, Series I                                               4.88       7/15/2012         1,915
    3,000      MTN(o)                                                      5.40      12/01/2015         2,897
    1,000    Assurant, Inc., Notes                                         5.63       2/15/2014           974
    2,000    Farmers Exchange Capital, Surplus Notes(b)                    7.05       7/15/2028         1,944
    2,000    ILFC E-Capital Trust I, Bonds(b)                              5.90      12/21/2065         1,981
    2,000    ING Capital Funding Trust III,
               Guaranteed Bonds(o)                                         8.44      12/29/2049(e)      2,204
    2,000    Oil Casualty Insurance Ltd., Subordinated
               Debentures(b)                                               8.00       9/15/2034         1,932
    1,000    Oil Insurance Ltd., Notes(b)                                  7.56      12/29/2049         1,009
                                                                                                     --------
                                                                                                       14,856
                                                                                                     --------
             MULTI-SECTOR HOLDINGS (0.7%)
    3,000    Leucadia National Corp., Senior Notes(o)                      7.00       8/15/2013         2,955
                                                                                                     --------

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2006

PRINCIPAL                                                                                              MARKET
   AMOUNT                                                                COUPON                         VALUE
    (000)    SECURITY                                                      RATE        MATURITY         (000)
-------------------------------------------------------------------------------------------------------------
             MULTI-UTILITIES (0.2%)
  $ 1,000    Teco Energy, Inc., Notes                                      6.13%      5/01/2007      $  1,008
                                                                                                     --------
             OIL & GAS EQUIPMENT & SERVICES (0.7%)
    1,000    Halliburton Co., Notes, Series MTN                            6.00       8/01/2006         1,000
    2,000    Seacor Holdings, Inc., Senior Notes                           5.88      10/01/2012         1,947
                                                                                                     --------
                                                                                                        2,947
                                                                                                     --------
             OIL & GAS EXPLORATION & PRODUCTION (0.7%)
    2,000    Southwestern Energy Co., MTN                                  7.63       5/01/2027(d)      2,082
    1,000    XTO Energy, Inc., Senior Notes                                5.65       4/01/2016           968
                                                                                                     --------
                                                                                                        3,050
                                                                                                     --------
             OIL & GAS REFINING & MARKETING (0.7%)
    1,250    Buckeye Partners, Senior Notes                                5.13       7/01/2017         1,131
    1,000    Magellan Midstream Partners, LP, Senior Notes                 5.65      10/15/2016           962
    1,000    Premcor Refining Group, Inc., Senior Notes                    9.25       2/01/2010         1,063
                                                                                                     --------
                                                                                                        3,156
                                                                                                     --------
             OIL & GAS STORAGE & TRANSPORTATION (0.4%)
    1,000    K N Capital Trust III, Subordinated Debentures                7.63       4/15/2028           861
    1,000    Kinder Morgan Finance Co., Guaranteed Notes                   5.70       1/05/2016           876
                                                                                                     --------
                                                                                                        1,737
                                                                                                     --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.9%)
    2,000    Travelers Life & Annuity, Notes(b)                            5.13       8/15/2014         1,901
    2,000    ZFS Finance USA Trust II, Bonds(b)                            6.45      12/15/2065         1,882
                                                                                                     --------
                                                                                                        3,783
                                                                                                     --------
             PROPERTY & CASUALTY INSURANCE (5.3%)
    1,000    21st Century Insurance Group, Senior Notes                    5.90      12/15/2013           977
    2,000    ACE INA Holdings, Inc., Senior Notes                          5.88       6/15/2014         1,967
    5,000    Berkshire Hathaway Finance Corp.,
               Senior Notes                                                4.85       1/15/2015         4,724
    2,000    CNA Financial Corp., Notes                                    6.75      11/15/2006         2,005
             Fidelity National Title Group, Inc.,
    1,000      Notes                                                       7.30       8/15/2011         1,030
    1,000      Notes                                                       5.25       3/15/2013           925
    2,000    First American Capital Trust I, Cumulative
               Trust Preferred Securities(o)                               8.50       4/15/2012         2,110
    1,000    Fund American Companies, Inc., Notes                          5.88       5/15/2013           972
    1,000    Infinity Property& Casualty Corp.,
               Senior Notes, Series B                                      5.50       2/18/2014           939

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2006

PRINCIPAL                                                                                              MARKET
   AMOUNT                                                                COUPON                         VALUE
    (000)    SECURITY                                                      RATE        MATURITY         (000)
-------------------------------------------------------------------------------------------------------------
  $   500    Liberty Mutual Insurance Co., Notes(b)                        8.20%      5/04/2007      $    506
    1,000    Markel Corp., Senior Notes                                    6.80       2/15/2013         1,018
    2,000    Ohio Casualty Corp., Notes                                    7.30       6/15/2014         2,073
    2,000    RLI Corp., Senior Notes                                       5.95       1/15/2014         1,928
    1,000    St. Paul Travelers Companies, Inc.,
               Senior Notes                                                5.01       8/16/2007           990
    1,000    W.R. Berkley Corp., Senior Notes                              5.60       5/15/2015           956
                                                                                                     --------
                                                                                                       23,120
                                                                                                     --------
             PUBLISHING (0.4%)
    2,000    Scholastic Corp., Notes                                       5.00       4/15/2013         1,749
                                                                                                     --------
             REGIONAL BANKS (5.1%)
    1,750    Bank of Hawaii, Notes                                         6.88       3/01/2009         1,793
    1,000    Banknorth Group, Inc., Senior Notes                           3.75       5/01/2008           971
    1,000    City National Corp., Senior Notes                             5.13       2/15/2013           966
    1,000    Colonial Bank, N.A., Subordinated Notes                       6.38      12/01/2015         1,005
    1,000    First Republic Bank Corp., Subordinated Notes                 7.75       9/15/2012         1,075
    2,000    Fulton Capital Trust I, Notes                                 6.29       2/01/2036         1,872
    2,000    Imperial Bank, Subordinated Capital Notes(o)                  8.50       4/01/2009         2,144
    3,500    PNC Financial Services, Trust Preferred
               Securities, Series C                                        8.88       3/15/2027         3,715
    1,000    Popular North America Capital Trust I, Bonds                  6.56       9/15/2034           926
    2,000    Susquehanna Bancshares, Inc.,
               Subordinated Notes                                          4.75       5/01/2014         1,934
    2,000    TCF Financial Bank, Subordinated Notes                        5.00       6/15/2014         1,949
    2,000    TCF National Bank, Subordinated Notes                         5.50       2/01/2016         1,936
    1,950    Union Planters Bank, N.A.,
               Subordinated Notes                                          6.50       3/15/2018(f)      1,980
                                                                                                     --------
                                                                                                       22,266
                                                                                                     --------
             REITs - DIVERSIFIED (0.4%)
    1,000    Liberty Property, LP, Senior Notes                            5.13       3/02/2015           935
    1,000    Washington REIT, Senior Notes                                 5.35       5/01/2015           953
                                                                                                     --------
                                                                                                        1,888
                                                                                                     --------
             REITs - INDUSTRIAL (0.2%)
    1,000    Prologis, Senior Notes                                        5.75       4/01/2016           973
                                                                                                     --------
             REITs - OFFICE (0.9%)
    1,000    Brandywine Operating Partnership, LP, Notes                   5.63      12/15/2010           989
    1,000    Duke Realty, LP, Notes                                        5.50       3/01/2016           962

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2006

PRINCIPAL                                                                                              MARKET
   AMOUNT                                                                COUPON                         VALUE
    (000)    SECURITY                                                      RATE        MATURITY         (000)
-------------------------------------------------------------------------------------------------------------
  $ 1,000    EOP Operating, LP, Senior Notes                               7.25%      2/15/2018      $  1,086
    1,000    HRPT Properties Trust, Notes                                  5.75      11/01/2015           968
                                                                                                     --------
                                                                                                        4,005
                                                                                                     --------
             REITs - RESIDENTIAL (0.9%)
    1,000    Archstone Smith Operating Trust, Notes                        5.25       5/01/2015           953
    2,000    ERP Operating, LP, Notes                                      6.58       4/13/2015         2,084
    1,000    Post Apartment Homes, LP, Senior Notes                        5.45       6/01/2012           964
                                                                                                     --------
                                                                                                        4,001
                                                                                                     --------
             REITs - RETAIL (1.4%)
    1,000    Federal Realty Investment Trust, Bonds                        6.20       1/15/2017         1,010
    1,000    Kimco Realty Corp., Notes                                     5.58      11/23/2015           968
             Pan Pacific Retail Properties, Inc.,
    1,000      Notes                                                       7.95       4/15/2011         1,085
    1,000      Notes                                                       5.25       9/01/2015           934
             Simon Property Group, LP,
    1,000      Notes                                                       5.75      12/01/2015           981
    1,000      Notes                                                       6.10       5/01/2016         1,005
                                                                                                     --------
                                                                                                        5,983
                                                                                                     --------
             REITs - SPECIALIZED (0.5%)
    1,105    American Health Properties, Inc., Notes                       7.50       1/15/2007         1,115
    1,000    Hospitality Properties Trust, Senior Notes                    5.13       2/15/2015           929
                                                                                                     --------
                                                                                                        2,044
                                                                                                     --------
             SOFT DRINKS (0.2%)
    1,000    Bottling Group, LLC, Senior Notes                             5.50       4/01/2016           978
                                                                                                     --------

             THRIFTS & MORTGAGE FINANCE (0.7%)
    1,000    Independence Community Bank Corp.,
               Subordinated Notes                                          3.75       4/01/2014           952
    2,000    Sovereign Bank, Notes                                         4.38       8/01/2013         1,952
                                                                                                     --------
                                                                                                        2,904
                                                                                                     --------
             TOBACCO (0.7%)
    1,000    Universal Corp., Notes                                        5.00       9/01/2011           928
    2,000    UST, Inc., Notes                                              6.63       7/15/2012         2,077
                                                                                                     --------
                                                                                                        3,005
                                                                                                     --------
             WIRELESS TELECOMMUNICATION SERVICES (0.6%)
    2,510    US Unwired, Inc., Secured Notes                              10.00       6/15/2012         2,774
                                                                                                     --------
             Total Corporate Obligations (cost: $220,757)                                             216,261
                                                                                                     --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2006

PRINCIPAL                                                                                              MARKET
   AMOUNT                                                                COUPON                         VALUE
    (000)    SECURITY                                                      RATE        MATURITY         (000)
-------------------------------------------------------------------------------------------------------------
             EURODOLLAR AND YANKEE OBLIGATIONS (10.1%)(g)

             CONSTRUCTION MATERIALS (0.5%)
  $ 2,000    Lafarge S.A., Notes                                           6.50%      7/15/2016      $  2,012
                                                                                                     --------

             DIVERSIFIED BANKS (3.7%)
    2,000    Banco Nacional De Comercio Exterior SNC,
               Notes(b)                                                    3.88       1/21/2009         1,905
    1,000    Banco Santander, Subordinated Notes(b)                        5.38      12/09/2014           963
    1,000    BOI Capital Funding Number 3 LP,
               Guaranteed Bonds(b)                                         6.11       1/29/2049           953
    1,500    Chuo Mitsui Trust & Banking Co.,
               Subordinated Notes(b)                                       5.51      12/29/2049         1,403
    3,000    HBOS plc, Subordinated Notes(b),(o)                           5.38(a)   11/01/2049         2,878
    2,000    Mizuho Finance, Notes(b)                                      5.79       4/15/2014         1,982
    1,000    Nordea Bank AB, Subordinated Notes(b)                         5.42      12/29/2049           931
    2,000    Rabobank Capital Funding Trust III,
               Subordinated Notes(b)                                       5.25      12/29/2049         1,871
    1,000    Skandinaviska Enskilda Banken,
               Subordinated Bonds(b)                                       5.47       3/29/2049           929
    2,000    UFJ Finance Aruba AEC, Notes(o)                               8.75      11/29/2049         2,105
                                                                                                     --------
                                                                                                       15,920
                                                                                                     --------
             DIVERSIFIED CAPITAL MARKETS (0.2%)
    1,000    Fondo Latinoamericano, Notes(b)                               3.00       8/01/2006         1,000
                                                                                                     --------

             DIVERSIFIED METALS & MINING (0.7%)
    1,000    Brascan Corp., Notes                                          8.13      12/15/2008         1,051
    2,000    Glencore Funding, LLC, Notes(b)                               6.00       4/15/2014         1,863
                                                                                                     --------
                                                                                                        2,914
                                                                                                     --------
             FOOD RETAIL (0.6%)
      500    Ahold Finance U.S.A., Inc., Notes                             6.25       5/01/2009           499
    2,000    Woolworths Ltd., Senior Notes(b)                              5.25      11/15/2011         1,965
                                                                                                     --------
                                                                                                        2,464
                                                                                                     --------
             INTEGRATED OIL & GAS (0.7%)
             PEMEX Finance Ltd.,
    2,000      Senior Notes(o)                                             8.88      11/15/2010         2,134
      950      Notes                                                       9.03       2/15/2011         1,011
                                                                                                     --------
                                                                                                        3,145
                                                                                                     --------

24

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2006

PRINCIPAL                                                                                              MARKET
   AMOUNT                                                                COUPON                         VALUE
    (000)    SECURITY                                                      RATE        MATURITY         (000)
-------------------------------------------------------------------------------------------------------------
             OIL & GAS DRILLING (0.4%)
             Delek & Avner-Yam Tethys Ltd.,
  $   860      Secured Notes(b)                                            5.33%      8/01/2013      $    836
      860      Secured Notes(b)                                            6.25(a)    8/01/2013           860
                                                                                                     --------
                                                                                                        1,696
                                                                                                     --------
             OIL & GAS EXPLORATION & PRODUCTION (0.4%)
    2,000    RAS Laffan Liquefied Natural Gas Co. Ltd. II,
               Bonds, Series A(b)                                          5.30       9/30/2020         1,893
                                                                                                     --------

             PROPERTY & CASUALTY INSURANCE (0.2%)
    1,000    AXIS Capital Holdings Ltd., Senior Notes                      5.75      12/01/2014           955
                                                                                                     --------

             REGIONAL BANKS (1.2%)
    1,000    Glitnir Banki hf, Subordinated Notes(b)                       6.69       6/15/2016         1,004
    2,000    Kaupthing Bank hf, Notes(b)                                   7.13       5/19/2016         2,025
    2,000    Popular North America, Inc., Notes                            4.25       4/01/2008         1,953
                                                                                                     --------
                                                                                                        4,982
                                                                                                     --------
             REINSURANCE (1.5%)
    1,000    Allied World Assurance Holdings, Ltd.,
               Senior Notes                                                7.50       8/01/2016         1,009
    2,000    Montpelier Re Holdings Ltd., Senior Notes                     6.13       8/15/2013         1,881
    1,000    Platinum Underwriters Finance, Inc., Notes                    7.50       6/01/2017           994
    3,000    Stingray, Pass-Through Trust, Pass-Through
               Certificates(b),(o),(h)                                     5.90       1/12/2015         2,700
                                                                                                     --------
                                                                                                        6,584
                                                                                                     --------
             Total Eurodollar and Yankee Obligations (cost: $45,087)                                   43,565
                                                                                                     --------

             ASSET-BACKED SECURITIES (8.4%)(i)

             AIRLINES (2.2%)
             America West Airlines, Inc., Pass-Through
               Certificates,
    1,512      Series 1996-1, Class A, EETC                                6.85       7/02/2009         1,506
      382      Series 1998-1, Class A, EETC                                6.87       1/02/2017           373
    2,190      Series 1999-1, Class G, EETC (INS)(o)                       7.93       1/02/2019         2,334
             American Airlines, Inc., Pass-Through
               Certificates,
    1,397      Series 2003-1, Class G, EETC (INS)                          3.86       7/09/2010         1,317
    1,000      Series 2001-1, Class A-2, EETC                              6.82       5/23/2011           981

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2006

PRINCIPAL                                                                                              MARKET
   AMOUNT                                                                COUPON                         VALUE
    (000)    SECURITY                                                      RATE        MATURITY         (000)
-------------------------------------------------------------------------------------------------------------
             Continental Airlines, Inc., Pass-Through
               Certificates,
  $ 1,606      Series 99-1, Class A, EETC                                  6.55%      2/02/2019      $  1,606
    1,370      Series AMBC, EETC (INS)                                     6.24       3/15/2020         1,370
                                                                                                     --------
                                                                                                        9,487
                                                                                                     --------
             ASSET-BACKED FINANCING (6.2%)
    2,213    Aerco Ltd., Series 2A, Class A4(b),(o)                        5.89(a)    7/15/2025         2,124
    1,398    Airport Airplanes, Pass-Through Certificates,
               Series 1R, Class A8, EETC                                   5.74(a)    3/15/2019         1,339
      390    Aviation Capital Group Trust, Notes,
               Series 2000-1A, Class A2(b)                                 5.85(a)   11/15/2025           388
             Bank One Issuance Trust, Notes,
    1,000      Series 2003, Class C-1                                      4.54       9/15/2010           985
    3,000      Series 2003, Class C-3(o)                                   4.77       2/16/2016         2,822
    1,000    CIT Equipment Collateral, Notes,
               Series 2003-EF1, Class C                                    3.98       2/20/2009           998
             Citibank Credit Card Issuance Trust,
    2,000      Series 2005-C5, Class C5                                    4.95      10/25/2010         1,973
    1,000      Series 2005-C1, Class C1                                    5.50       3/24/2017           969
    1,000    Detroit Edison, Notes, Series 2001-1,
               Class A-4                                                   6.19       3/01/2013         1,029
             Diversified REIT, Notes,
    1,000      Series 2000-1, Class C(b)                                   6.97       3/08/2010         1,022
      520      Series 1999-1A, Class A1(b)                                 6.78       3/18/2011           522
    2,000      Series 1999-1A, Class C(b)                                  6.78       3/18/2011         2,033
    2,143    GE Commercial Equipment Financing LLC,
               Series 2005-1, Class A2                                     3.77       9/20/2007         2,139
    2,000    Global Signal Trust, Series 2006-1, Class B(b)                5.59       2/15/2036         1,979
    1,153    Hyundai Auto Receivables Trust, Notes,
               Series 2003-A, Class B                                      2.99      10/15/2010         1,131
      726    IKON Receivables LLC, Notes,
               Series 2003-1, Class A4                                     3.27       7/15/2011           719
             Trinity Rail Leasing L.P.,
    2,817      Series 2004-1A, Class A (INS)(o),(h)                        5.27       8/14/2027         2,715
    1,988      Series 2006-1A, Class A1(b)                                 5.90       5/14/2036         1,997
                                                                                                     --------
                                                                                                       26,884
                                                                                                     --------
             Total Asset-Backed Securities (cost: $36,733)                                             36,371
                                                                                                     --------

26

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2006

PRINCIPAL                                                                                              MARKET
   AMOUNT                                                                COUPON                         VALUE
    (000)    SECURITY                                                      RATE        MATURITY         (000)
-------------------------------------------------------------------------------------------------------------
             COMMERCIAL MORTGAGE SECURITIES (17.2%)(i)

             COMMERCIAL MORTGAGE-BACKED SECURITIES (16.2%)
  $ 1,000    Amresco Commercial Mortgage Fund I Corp.,
               Series 1997 C1, Class F                                     7.64%      6/17/2029      $  1,010
      994    Banc of America Commercial Mortgage Inc.,
               Series 2005-6, Class KCB(b)                                 5.50       9/10/2047           920
             Bear Stearns Commercial Mortgage
               Securities, Inc.,
    1,500      Series 1998-C1, Class F(b)                                  6.00       6/16/2030         1,500
    3,000      Series 2006-T22, Class AAB                                  5.63       4/12/2038         2,985
    2,000      Series 2005-T18, Class AAB                                  4.82       2/13/2042         1,913
             Chase Commercial Mortgage Securities Corp.,
               Pass-Through Certificates,
      897      Series 2000-1, Class A2                                     7.76       4/15/2032           946
    2,000      Series 2000-3, Class A2                                     7.32      10/15/2032         2,116
    4,996    Commercial Mortgage Trust, Pass-Through
               Certificates, Series 2004-RS1, Class A(b),(o)               4.02       3/03/2041         4,756
             Credit Suisse First Boston Mortgage
               Securities Corp.,
    2,000      Series 2001-CK1, Class A-2                                  6.25      12/16/2035         2,014
    1,000      Series 1998-C1, Class D                                     7.17       5/17/2040         1,060
      650    First Union National Bank-Chase,
               Series 1999-C2, Class D                                     7.06       6/15/2031           676
      879    G-Force, LLC, Pass-Through Certificates,
               Series 2005-RRA, Class A-1(b)                               4.39       8/22/2036           850
             GE Capital Commercial Mortgage Corp.,
       95      Series 2000-1, Class A-1                                    6.32       1/15/2033            95
    1,500      Series 2002-3A, Class D(b)                                  5.34      12/10/2037         1,479
    1,743    GGP Mall Properties Trust,
               Series 2001, Class D-2(b)                                   5.89      11/15/2011         1,743
             GMAC Commercial Mortgage Security, Inc.,
    1,115      Series 1999-C1, Class D                                     7.05       5/15/2033         1,153
    1,000      Series 1998-C2, Class D                                     6.50       5/15/2035         1,020
             GS Mortgage Securities Corp. II,
    1,000      Series 2001 ROCK, Class A-2                                 6.62       5/03/2018         1,052
    2,890      Series 1998-GLII, Class E(o)                                7.19       4/13/2031         2,957
    2,000    Hilton Hotels Pool Trust,
               Series 2000-HLTA, Class C(b)                                7.46      10/03/2015         2,127
             J.P. Morgan Chase Commercial Mortgage
               Securities Corp.,
    2,000      Series 2006-LDP6, Class A-SB                                5.49       4/15/2043         1,978
    2,000      Series 2006-CB15, Class ASB                                 5.79       6/12/2043         2,012

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2006

PRINCIPAL                                                                                              MARKET
   AMOUNT                                                                COUPON                         VALUE
    (000)    SECURITY                                                      RATE        MATURITY         (000)
-------------------------------------------------------------------------------------------------------------
  $   105    LB Commercial Conduit Mortgage Trust,
               Series 1999-C1, Class A1                                    6.41%      6/15/2031      $    105
             LB-UBS Commercial Mortgage Trust,
    1,000      Series 2001-WM, Class D(b)                                  6.83       7/14/2016         1,051
    3,000      Series 2006-C3, Class AAB                                   5.64       3/15/2039         2,994
    3,000    Machine One Trust, Series 2004-1A,
               Class A3(b),(o)                                             5.22       5/28/2040         2,916
             Merrill Lynch Mortgage Investors, Inc.,
    2,000      Series 1998-C1, Class A2                                    6.48      11/15/2026         2,019
    2,642      Series 1997-C1, Class B                                     7.12       6/18/2029         2,647
      419      Series 1997-C2, Class A-2                                   6.54      12/10/2029           423
             Morgan Stanley Dean Witter Capital I, Inc.,
    2,000      Series 1998 XL1, Class A-3                                  6.48       6/03/2030         2,023
    4,000      Series 2006-T23, Class AAB(h),(j)                           5.97       8/12/2041         4,027
    5,000      Series 2005-RR6, Class A2FX(b),(o)                          5.13       5/24/2043         4,879
    2,000      Series 2005 IQ9, Class A3                                   4.49       7/15/2056         1,904
    1,461    Salomon Brothers Mortgage Securities VII, Inc.,
               Series 2000-C3, Class A1(b)                                 6.34      12/18/2033         1,469
    1,696    TIAA Real Estate Co. Ltd.,
               Series 2001 C1A, Class A-3(b)                               6.56       6/19/2026         1,718
    2,000    Trizechahn Office Properties Trust,
               Series 2001-TZHA, Class A3(b)                               6.21       3/15/2013         2,018
             Wachovia Bank Commercial Mortgage Trust,
    2,000      Series 2005-C17, Class A4                                   5.08       3/15/2042         1,915
    2,000      Series 2005-C18, Class APB                                  4.81       4/15/2042         1,918
                                                                                                     --------
                                                                                                       70,388
                                                                                                     --------
             INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (1.0%)(k)
             Credit Suisse First Boston Mortgage Securities Corp.,
   41,530      Series 2004-C1, Class ASP
               (acquired 8/30/2004; cost $1,797)(b),(l)                    0.88       1/15/2037         1,238
    8,916      Series 2003-C3, Class ASP (acquired
               6/17/2003; cost $828)(b),(l)                                1.77       5/15/2038           434
   15,836    Greenwich Capital Commercial Funding Corp.,
               Series 2002-C1, Class XP (acquired
               7/17/2023 & 8/13/2003; cost $1,646)(b),(l)                  1.93(a)    1/11/2035         1,047
   67,503    GS Mortgage Securities Corp. II, Series 2001
               ROCK, Class X-1 (acquired 5/13/2004;
               cost $1,015)(b),(l)                                         0.39       5/03/2018           755

28

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2006

PRINCIPAL                                                                                              MARKET
   AMOUNT                                                                COUPON                         VALUE
    (000)    SECURITY                                                      RATE        MATURITY         (000)
-------------------------------------------------------------------------------------------------------------
  $16,964    LB-UBS Commercial Mortgage Trust,
               Series 2003-C5, Class XCP (acquired
               7/16/2003; cost $857)(b),(l)                                1.14%      7/15/2013      $    343
   17,203    Morgan Stanley Dean Witter Capital I, Inc.,
               Series 2004-T13, Class X2 (acquired
               1/23/2004; cost $936)(b),(l)                                0.98       9/13/2045           575
                                                                                                     --------
                                                                                                        4,392
                                                                                                     --------
             Total Commercial Mortgage Securities (cost: $75,910)                                      74,780
                                                                                                     --------

             U.S. GOVERNMENT AGENCY ISSUES (4.3%)(m)

             COLLATERALIZED MORTGAGE OBLIGATIONS (1.2%)
             Freddie Mac(+),
    1,364      Series 2435 VG                                              6.00       2/15/2013         1,378
      644      Series 2389 VH                                              6.00      10/15/2018           645
       82      Series 2427 VL                                              6.50      11/15/2017            82
      531      Series 2367 KV                                              7.00      10/15/2014           533
             Government National Mortgage Assn.,
    2,000      Series 1999-14 VD                                           6.00       3/20/2014         2,014
      440      Series 2002-4 VG                                            6.50      11/16/2017           439
      206      Series 2001-49 VB                                           7.00      11/16/2016           206
                                                                                                     --------
                                                                                                        5,297
                                                                                                     --------
             INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.2%)(k)
   29,536 Government National Mortgage Assn.,
               Series 2003-59, Class XB                                    2.28(a)    7/16/2010           966
                                                                                                     --------

             MORTGAGE-BACKED PASS-THROUGH SECURITIES (2.9%)(i)
    5,000    Fannie Mae(+),(j)                                             6.00       7/01/2036         4,966
             Freddie Mac(+),
    2,632      Pool B19905                                                 5.00       9/01/2020         2,556
    4,899      Pool A44446                                                 5.50       4/01/2036         4,761
                                                                                                     --------
                                                                                                       12,283
                                                                                                     --------
             Total U.S. Government Agency Issues (cost: $18,517)                                       18,546
                                                                                                     --------

             U.S. TREASURY SECURITIES (0.2%)

             NOTES (0.2%)
    1,000    2.25%, 2/15/2007(n) (cost: $987)                                                             985
                                                                                                     --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2006

PRINCIPAL                                                                                              MARKET
   AMOUNT                                                                COUPON                         VALUE
    (000)    SECURITY                                                      RATE        MATURITY         (000)
-------------------------------------------------------------------------------------------------------------
             MUNICIPAL BONDS (6.3%)

             AIRPORT/PORT (0.5%)
  $ 2,000    College Park, GA, RB, Series 2006A (INS)                      5.76%      1/01/2015      $  2,026
                                                                                                     --------

             APPROPRIATED DEBT (0.9%)
    2,000    Commonwealth Financing Auth., PA, RB,
               Series B (INS)                                              5.63       6/01/2023         2,000
    2,000    Hudson County, NJ, Improvement Auth.
               RB (MLO), Series 2005 (LOC - North
               Fork Bank)                                                  4.25       6/15/2019(d)      1,975
                                                                                                     --------
                                                                                                        3,975
                                                                                                     --------
             CASINOS & GAMING (0.2%)
    1,000    Mashantucket (Western) Pequot Tribe,
               CT, Bonds(b)                                                5.91       9/01/2021           949
                                                                                                     --------

             EDUCATION (0.2%)
    1,000    Univ. Oklahoma RB                                             5.25      11/01/2019           946
                                                                                                     --------

             ELECTRIC UTILITIES (0.1%)
      500    Hillsborough County, FL, IDA PCRB                             4.00       5/15/2018(d)        500
                                                                                                     --------

             ELECTRIC/GAS UTILITIES (0.7%)
    2,000    Energy Acquisition Corp. II, OH, RB (INS)                     4.49       2/15/2008         1,974
    1,000    North Carolina Eastern Municipal Power
               Agency RB, Series 2003-E                                    5.23       1/01/2011           970
                                                                                                     --------
                                                                                                        2,944
                                                                                                     --------
             GENERAL OBLIGATION (1.3%)
    1,000    Bucks County, PA, GO (INS)                                    3.94      12/15/2008           970
    2,000    Hopewell, VA, Taxable Public Improvement
               GO, Series B                                                5.25       7/15/2009         1,967
    2,000    King County, WA, GO, Series 2004C                             4.32      12/01/2010         1,916
    1,000    Riverside, CA, Pension Obligation, RB,
               Series A (INS)                                              4.21       2/15/2011           955
                                                                                                     --------
                                                                                                        5,808
                                                                                                     --------
             HOSPITAL (0.5%)
    1,000    Medical Univ., SC, Hospital Auth.
               Facilities, RB, Series 2004B (INS)                          5.01       2/15/2015           959
      980    Rhode Island State Health & Education RB,
               Series C (LOC - Citizens Bank of Rhode Island)              3.60       9/15/2033(d)        956
                                                                                                     --------
                                                                                                        1,915
                                                                                                     --------

30

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2006

PRINCIPAL                                                                                              MARKET
   AMOUNT                                                                COUPON                         VALUE
    (000)    SECURITY                                                      RATE        MATURITY         (000)
-------------------------------------------------------------------------------------------------------------
             MULTIFAMILY HOUSING (0.2%)
  $ 1,080    American Eagle Northwest LLC, WA, RB,
               Series 2005A                                                4.97%     12/15/2018      $  1,023
                                                                                                     --------

             OIL & GAS REFINING & MARKETING (0.2%)
    1,000    Harris County, TX, IDRB, Series 2002                          5.68       3/01/2023(d)        988
                                                                                                     --------

             SALES TAX (0.6%)
    2,500    Sales Tax Asset Receivable Corp., NY, RB,
               Series B(o)                                                 4.76      10/15/2015         2,348
                                                                                                     --------

             SPECIAL ASSESSMENT/TAX/FEE (0.9%)
    1,000     New York State Environmental Facilities Corp.
               RB, Series 2004B (INS)                                      4.02      12/15/2009           960
    1,000    New York State Housing Finance Agency
               Personal Income Tax RB, Series 2006B                        5.19       9/15/2011           992
    2,000    New York State Urban Development Corp. RB,
               Series 2004B-3 (INS)                                        4.38      12/15/2011         1,900
                                                                                                     --------
                                                                                                        3,852
                                                                                                     --------
             Total Municipal Bonds (cost: $28,056)                                                     27,274
                                                                                                     --------

PRINCIPAL
   AMOUNT
  $(000)/
   SHARES
---------
             PREFERRED SECURITIES (2.4%)

             DIVERSIFIED BANKS (0.3%)
   50,000    HSBC Holdings, Series A, 6.20%, perpetual                                                  1,205
                                                                                                     --------

             PROPERTY & CASUALTY INSURANCE (0.2%)
   10,000    Axis Capital Holdings Ltd., Series B, 7.50%, perpetual                                     1,007
                                                                                                     --------

             REGIONAL BANKS (0.7%)
  $ 3,000    Farm Credit Bank of Texas, Series 1, 7.56%, cumulative perpetual(o)                        3,163
                                                                                                     --------

             REINSURANCE (0.5%)
   20,000    Endurance Specialty Holdings Ltd., Series A, 7.75%, non-cumulative                           496
  $ 1,500    Swiss Re Capital I L.P., 6.85%, perpetual(b)                                               1,505
                                                                                                     --------
                                                                                                        2,001
                                                                                                     --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2006

                                                                                                       MARKET
   NUMBER                                                                                               VALUE
OF SHARES    SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------
             REITs - INDUSTRIAL (0.2%)
   30,000    AMB Property Corp., Series O, 7.00%, cumulative redeemable                              $    752
                                                                                                     --------

             REITs - OFFICE (0.4%)
   40,000    Duke Realty Corp., Series M, 6.95%, cumulative redeemable                                    986
   40,000    HRPT Properties Trust, Series C, 7.125%, cumulative redeemable                               978
                                                                                                     --------
                                                                                                        1,964
                                                                                                     --------
             REITs - SPECIALIZED (0.1%)
   20,000    Public Storage, Inc., Series G, 7.00%, perpetual                                             500
                                                                                                     --------
             Total Preferred Securities (cost: $10,744)                                                10,592
                                                                                                     --------
PRINCIPAL
   AMOUNT                                                                COUPON
    (000)                                                                  RATE        MATURITY
---------                                                                ------        --------
             MONEY MARKET INSTRUMENTS (2.6%)

             COMMERCIAL PAPER (2.4%)
             -----------------------
             DIVERSIFIED CAPITAL MARKETS (2.4%)
  $10,396    UBS Finance, LLC                                              5.28%      8/01/2006        10,396
                                                                                                     --------

             VARIABLE-RATE DEMAND NOTES (0.2%)(c)
             ------------------------------------
             NURSING/CCRC (0.2%)
      967    Pima County, Arizona IDA RB,
               Series 2000B (NBGA)(b)                                      8.25      12/01/2025           976
                                                                                                     --------
             Total Money Market Instruments (cost: $11,363)                                            11,363
                                                                                                     --------

             TOTAL INVESTMENTS (COST: $448,154)                                                      $439,737
                                                                                                     ========

32

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2006

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%. Investments in foreign securities were 10.6% of net assets at July 31, 2006.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at July 31, 2006.

         (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

         (c) Variable-rate demand notes (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

         (d) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2006

         (e) Security is subject to an earlier call, which shortens its effective maturity date.

         (f) Callable/putable bond - provides the option for the underwriter to call the bond at face value from the investor on a specified date prior to the bond's maturity. If the underwriter does not exercise the call option, the investor is obligated under the put feature to sell the bond back to the issuer at face value on that specified date. The date shown is the final maturity date, but an earlier date is used in the dollar-weighted portfolio average maturity calculation as a result of the security's call/put feature.

         (g) Eurodollar and Yankee obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions (Eurodollar obligations) as well as dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets (Yankee obligations).

         (h) Security was fair valued at July 31, 2006, by the Manager in accordance with valuation procedures approved by the Board of Directors.

         (i) The weighted average life of mortgage- and asset-backed securities is likely to be substantially shorter than the stated final maturity as a result of scheduled and unscheduled principal prepayments.

         (j) At July 31, 2006, the aggregate market value of securities purchased on a when-issued basis was $8,993,000.

         (k) Interest-only commercial mortgage-backed securities (IO CMBSs) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of

34

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2006

              purchase and the estimated timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. IO CMBSs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. IO CMBSs are subject to recessionary default-related prepayments that may have a negative impact on yield.

         (l) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Directors. The aggregate market value of these securities at July 31, 2006, was $4,392,000, which represented 1.0% of the Fund's net assets.

         (m) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (n) Security with a value of $134,000 is segregated as collateral for initial margin requirements on open futures contracts.

         (o) At July 31, 2006, portions of these securities were segregated to cover when-issued purchases and as collateral for open futures contracts. Following is a table of open futures contracts as of July 31, 2006:

                                                                                    UNREALIZED
TYPE OF FUTURE            EXPIRATION       CONTRACTS      POSITION      VALUE      APPRECIATION
-----------------------------------------------------------------------------------------------
5-Year U.S.
  Treasury Note       September 29, 2006      300           Long     $31,266,000      $77,000

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2006

PORTFOLIO DESCRIPTION ABBREVIATIONS
--------------------------------------------------------------------------------

              COP       Certificate of Participation

              CPI       Consumer Price Index

              EETC      Enhanced Equipment Trust Certificate

              GO        General Obligation

              IDA       Industrial Development Authority/Agency

              IDRB      Industrial Development Revenue Bond

              MLO       Municipal Lease Obligation

              MTN       Medium-Term Note

              PCRB      Pollution Control Revenue Bond

              RB        Revenue Bond

              REIT      Real Estate Investment Trust

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

              (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

              (INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance, Inc., MBIA Insurance Corp., or XL Capital Assurance. The insurance does not guarantee the market value of the security.

              (NBGA) Principal and interest payments are guaranteed by a non-bank guarantee agreement from General Motors Acceptance Corp.

              SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

36

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2006

ASSETS
   Investments in securities, at market value (identified cost of $448,154)            $439,737
   Cash                                                                                       1
   Receivables:
      Capital shares sold                                                                 1,011
      USAA Investment Management Company (Note 6C)                                          288
      USAA Transfer Agency Company (Note 6D)                                                  1
      Dividends and interest                                                              5,400
   Variation margin on futures contracts                                                    395
                                                                                       --------
         Total assets                                                                   446,833
                                                                                       --------
LIABILITIES
   Payables:
      Securities purchased                                                               12,030
      Capital shares redeemed                                                               451
      Dividends on capital shares                                                           222
   Accrued management fees                                                                  121
   Accrued transfer agent's fees                                                             25
   Other accrued expenses and payables                                                       82
                                                                                       --------
         Total liabilities                                                               12,931
                                                                                       --------
            Net assets applicable to capital shares outstanding                        $433,902
                                                                                       ========

NET ASSETS CONSIST OF:
   Paid-in capital                                                                     $449,212
   Accumulated undistributed net investment income                                            4
   Accumulated net realized loss on investments and futures transactions                 (6,974)
   Net unrealized depreciation of investments and futures contracts                      (8,340)
                                                                                       --------
            Net assets applicable to capital shares outstanding                        $433,902
                                                                                       ========
   Capital shares outstanding                                                            44,216
                                                                                       ========
   Authorized shares of $.01 par value                                                  100,000
                                                                                       ========
   Net asset value, redemption price, and offering price per share                     $   9.81
                                                                                       ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
YEAR ENDED JULY 31, 2006

INVESTMENT INCOME
   Dividends                                                                           $    211
   Interest                                                                              20,907
                                                                                       --------
      Total income                                                                       21,118
                                                                                       --------
EXPENSES
   Management fees                                                                        1,439
   Administration and servicing fees                                                        593
   Transfer agent's fees                                                                    716
   Custody and accounting fees                                                              132
   Postage                                                                                   86
   Shareholder reporting fees                                                                30
   Directors' fees                                                                            7
   Registration fees                                                                         69
   Professional fees                                                                         57
   Other                                                                                     12
                                                                                       --------
      Total expenses                                                                      3,141
   Expenses paid indirectly                                                                  (9)
   Expenses reimbursed                                                                     (570)
                                                                                       --------
      Net expenses                                                                        2,562
                                                                                       --------
NET INVESTMENT INCOME                                                                    18,556
                                                                                       --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FUTURES CONTRACTS
   Net realized loss on:
      Investments
         Unaffiliated transactions                                                         (150)
         Affiliated transactions (Note 8)                                                    (4)
      Futures transactions                                                                 (257)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                                       (11,680)
      Futures contracts                                                                      77
                                                                                       --------
            Net realized and unrealized loss                                            (12,014)
                                                                                       --------
Increase in net assets resulting from operations                                       $  6,542
                                                                                       ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

38

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
YEARS ENDED JULY 31,

FROM OPERATIONS                                                    2006              2005
                                                               --------------------------

   Net investment income                                       $ 18,556          $ 14,408
   Net realized gain (loss) on:
      Investments                                                  (154)            1,462
      Futures transactions                                         (257)                -
   Change in unrealized appreciation/depreciation of:
      Investments                                               (11,680)           (1,798)
      Futures contracts                                              77                 -
                                                               --------------------------
         Increase in net assets resulting from operations         6,542            14,072
                                                               --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                        (19,117)          (14,872)
                                                               --------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                    180,926           143,634
   Reinvested dividends                                          16,295            12,517
   Cost of shares redeemed                                     (109,817)          (81,124)
                                                               --------------------------
      Increase in net assets from capital share transactions     87,404            75,027
                                                               --------------------------
Net increase in net assets                                       74,829            74,227

NET ASSETS
   Beginning of year                                            359,073           284,846
                                                               --------------------------
   End of year                                                 $433,902          $359,073
                                                               ==========================
Accumulated undistributed (overdistribution of)
   net investment income
   End of year                                                 $      4          $     (6)
                                                               ==========================

CHANGE IN SHARES OUTSTANDING
   Shares sold                                                   18,186            14,062
   Shares issued for dividends reinvested                         1,641             1,225
   Shares redeemed                                              (11,044)           (7,946)
                                                               --------------------------
      Increase in shares outstanding                              8,783             7,341
                                                               ==========================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2006

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company incorporated under the laws of Maryland consisting of 17 separate funds. Effective after the close of business on July 31, 2006, the USAA Intermediate-Term Bond Fund (the Fund) was reorganized into a newly established corresponding series of USAA Mutual Funds Trust, which is an existing Delaware statutory trust that was formerly known as USAA State Tax-Free Trust. The information presented in this annual report pertains only to the Fund, which is classified as diversified under the 1940 Act. The Fund's investment objective is high current income without undue risk to principal.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

              1. Debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

              2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2006

                 exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

              3. Investments in open-end investment companies, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

              4. Securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

              5. Futures contracts are valued at the last quoted sales price.

              6. Securities for which market quotations are not readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2006

                 General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

           B. FUTURES CONTRACTS - The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying the Fund's index. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures positions). Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. In addition to the segregation of securities to cover the initial margin requirements, the Fund segregates securities to cover the value of all open futures contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities and the risk that the counterparty will fail to perform its obligations.

           C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date).

42

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2006

              Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

           E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of July 31, 2006, net outstanding delayed-delivery commitments, including interest purchased where applicable, for the Fund were $8,932,000, all of which were when-issued.

           F. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the year ended July 31, 2006, these custodian and other bank credits reduced the Fund's expenses by $9,000.

           G. INDEMNIFICATIONS - Under the Company's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the normal course of business the

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2006

              Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

           H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. Prior to January 6, 2006, the facility fees assessed by CAPCO were limited to an amount not to exceed 0.09% annually of the $300 million loan agreement.

         For the year ended July 31, 2006, the Fund paid CAPCO facility fees of $1,000, which represents 1.2% of total fees paid to CAPCO by the

44

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2006

         USAA funds. The Fund had no borrowings under this agreement during the year ended July 31, 2006.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         During the current fiscal year, permanent differences between book-basis and tax-basis accounting for security paydowns resulted in reclassifications to the statement of assets and liabilities to increase accumulated undistributed net investment income and increase accumulated net realized loss on investments by $571,000. This reclassification has no effect on net assets.

         The tax character of distributions paid during the years ended July 31, 2006, and 2005, was as follows:

                                                     2006           2005
                                                 ---------------------------
         Ordinary income*                        $19,117,000     $14,872,000

         *Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

          As of July 31, 2006, the components of net assets representing distributable earnings on a tax basis were as follows:

         Undistributed ordinary income                             $   227,000
         Accumulated capital and other losses                       (6,897,000)
         Unrealized depreciation of investments                     (8,417,000)

         The difference between book-basis and tax-basis unrealized depreciation of investments is attributable to the mark-to-market of open futures contracts.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2006

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2006, the Fund had a current post-October loss of $866,000 and capital loss carryovers of $6,031,000, for federal income tax purposes. The post-October loss will be recognized on the first day of the following fiscal year. If not offset by subsequent capital gains, the capital loss carryovers will expire between 2010 and 2014, as shown below. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

                 CAPITAL LOSS CARRYOVERS
         ---------------------------------------
          EXPIRES                       BALANCE
         ---------                     ----------
            2010                       $5,991,000
            2014                           40,000
                                       ----------
                              Total    $6,031,000
                                       ==========

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended July 31, 2006, were $225,892,000 and $116,141,000, respectively.

         As of July 31, 2006, the cost of securities, including short-term securities, for federal income tax purposes, was $448,154,000.

         Gross unrealized appreciation and depreciation of investments as of July 31, 2006, for federal income tax purposes, were $2,219,000 and $10,636,000, respectively, resulting in net unrealized depreciation of $8,417,000.

46

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2006

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and MetWest retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transactions. MetWest receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Corp., parent company of MetWest, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. The Fund had no securities-lending transactions during the year ended July 31, 2006.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Intermediate Investment Grade Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Intermediate Investment Grade

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2006

              Debt Funds category. The base fee, which is accrued daily and paid monthly, is computed as a percentage of the Fund's average net assets at annualized rates of 0.50% of the first $50 million of average net assets, 0.40% of that portion of average net assets over $50 million but not over $100 million, and 0.30% of that portion of average net assets over $100 million. For the year ended July 31, 2006, the Fund's effective annualized base fee was 0.34% of the Fund's average net assets for the same period.

              The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                       +/- 0.04%
+/- 0.51% to 1.00%                       +/- 0.05%
+/- 1.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%

              Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Intermediate

48

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2006

              Investment Grade Funds Index over that period, even if the Fund had overall negative returns during the performance period.

              For the year ended July 31, 2006, the Fund incurred total management fees, paid or payable to the Manager, of $1,439,000, which includes a performance adjustment of $103,000 that increased the effective base management fee of 0.34% by 0.02%.

           B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended July 31, 2006, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $593,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Company's Board of Directors has approved the reimbursement of these expenses incurred by the Manager. For the year ended July 31, 2006, the Fund reimbursed the Manager $16,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           C. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the Fund's annual operating expenses to 0.65% of the Fund's average net assets, before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the year ended July 31, 2006, the Fund incurred reimbursable expenses of $570,000, of which $288,000 was receivable from the Manager.

           D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2006

              Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended July 31, 2006, the Fund incurred transfer agent's fees, paid or payable to SAS, of $716,000. Additionally, the Fund recorded a receivable from SAS of $1,000 at July 31, 2006, for adjustments related to corrections to shareholders transactions.

           E. Underwriting services - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received compensation from the Fund.

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

         During the year ended July 31, 2006, in accordance with affiliated transaction procedures approved by the Company's Board of Directors, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA fund at the then-current market price with no brokerage commissions incurred.

                                                   COST TO         NET REALIZED
              SELLER             PURCHASER        PURCHASER       LOSS TO SELLER
         -----------------------------------------------------------------------
         USAA Intermediate-   USAA Balanced
            Term Bond Fund      Strategy Fund     $1,563,000         $(4,000)

50

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2006

(9) NEW ACCOUNTING PRONOUNCEMENT
--------------------------------------------------------------------------------

         On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. At this time, management has not determined the effect, if any, that the adoption of FIN 48 will have on the Fund's financial statements.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2006

(10) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                              YEAR ENDED JULY 31,
                                                      ------------------------------------------------------------------
                                                          2006           2005           2004          2003          2002
                                                      ------------------------------------------------------------------
Net asset value at
   beginning of period                                $  10.13       $  10.14       $  10.15      $   9.76      $  10.41
                                                      ------------------------------------------------------------------
Income (loss) from investment operations:

   Net investment income                                   .48            .47            .47           .54           .67(b)
   Net realized and unrealized gain (loss)                (.32)          (.01)          (.01)          .39          (.65)(b)
                                                      ------------------------------------------------------------------
Total from investment operations                           .16            .46            .46           .93           .02
                                                      ------------------------------------------------------------------
Less distributions:
   From net investment income                             (.48)          (.47)          (.47)         (.54)         (.67)
                                                      ------------------------------------------------------------------
Net asset value at end of period                      $   9.81       $  10.13       $  10.14      $  10.15      $   9.76
                                                      ==================================================================
Total return (%)*                                         1.62           4.60           4.55          9.67           .09
Net assets at end of period (000)                     $433,902       $359,073       $284,846      $218,691      $194,897
Ratio of expenses to average
   net assets (%)**(a),(c)                                 .65            .65            .65           .65           .65
Ratio of expenses to average net assets,
   excluding reimbursements (%)**(a)                       .79            .74            .73           .72           .78
Ratio of net investment income to average
   net assets (%)**                                       4.69           4.47           4.46          5.31          6.55(b)
Portfolio turnover (%)                                   29.98          41.86          24.01         97.15         62.62

  * Assumes reinvestment of all net investment income distributions during the period. Calculated using adjusted net assets and may differ from the Lipper calculated return.
 ** For the year ended July 31, 2006, average net assets were $395,913,000.
(a) Reflects operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) On August 1, 2001, a change in amortization method was made as required by an accounting pronouncement, which had no impact on these ratios.
(c) Effective August 2, 1999, the Manager voluntarily agreed to limit the annual expenses of the Fund to 0.65% of the Fund's average net assets.

52

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2006

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees, and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of February 1, 2006, through July 31, 2006.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2006

         Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                    EXPENSES PAID
                                   BEGINNING          ENDING        DURING PERIOD*
                                 ACCOUNT VALUE    ACCOUNT VALUE   FEBRUARY 1, 2006 -
                               FEBRUARY 1, 2006   JULY 31, 2006     JULY 31, 2006
                               -----------------------------------------------------
         Actual                   $1,000.00         $1,005.70           $3.23
         Hypothetical
            (5% return before
            expenses)              1,000.00          1,021.57            3.26

         *Expenses are equal to the Fund's annualized expense ratio of 0.65%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 0.57% for the six-month period of February 1, 2006, through July 31, 2006.

54

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2006

         At a meeting of the Board of Directors held on April 19, 2006, the Board, including the Directors who are not "interested persons" of the Company (the "Independent Directors"), approved the continuance of the Investment Advisory Agreement between the Company and the Manager with respect to the Fund.

         In advance of the meeting, the Directors received and considered a variety of information relating to the Investment Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Directors reviewed the proposed continuance of the Investment Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement with respect to the Fund. The Independent Directors also reviewed the proposed continuation of the Investment Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

         At each regularly scheduled meeting of the Board and its committees, the Board of Directors of the Company receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Investment Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2006

         fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Investment Advisory Agreement included information previously received at such meetings.

         After full consideration of a variety of factors, the Board of Directors, including the Independent Directors, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Directors did not identify any single factor as controlling, and each Director attributed different weights to various factors. Throughout their deliberations, the Independent Directors were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES. In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board of Directors reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Company.

         The Board considered the Manager's management style and the performance of its duties under the Investment Advisory Agreement. The Board considered the level and depth of knowledge of the Manager,

56

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2006

         including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers was also considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

         The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Manager and its affiliates provide compliance and administrative services to the Fund. The Directors, guided also by information obtained from their experiences as directors of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

         EXPENSES AND PERFORMANCE. In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load retail open-end investment companies in the

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2006

         same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services and the effects of any performance adjustment as well as any fee waivers or reimbursements -- was below the median of both its expense group and its expense universe. The data indicated that the Fund's total expense ratio, after reimbursements, was below the median of both its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates. The Board also noted the level and method of computing the management fee, including the performance adjustment to such fee. The Directors also took into account the Manager's current undertakings to maintain expense limitations for the Fund.

         In considering the Fund's performance, the Board of Directors noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Directors also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance exceeded the average of its performance universe and its Lipper index for the one- and three-year periods ended December 31, 2005, and exceeded the average of its performance universe and was equal to its Lipper index for the five-year period ended December 31, 2005. The Board also noted that the Fund's percentile performance ranking was in the top 30% of its

58

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2006

         performance universe for the one- and three-year periods ended December 31, 2005. The Board also noted the Fund's Morningstar rating.

         COMPENSATION AND PROFITABILITY. The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. The Directors reviewed the profitability of the Manager's relationship with the Fund before tax expenses, noting that the Manager has reimbursed a portion of its management fee for the Fund. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Company, including that the Manager may derive reputational and other benefits from its association with the Fund. The Directors recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager. The Directors also noted the relatively low management fee and total expenses of the Fund as compared to its peer group and peer universe.

         ECONOMIES OF SCALE. The Board noted that the Fund has advisory fee breakpoints at specified asset levels, which allows the Fund to participate in any economies of scale. The Board also considered the fee waiver and expense reimbursement arrangements by the Manager. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses.

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2006

         CONCLUSIONS. The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager, among others:
         (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Investment Advisory Agreement would be in the interests of the Fund and its shareholders.

60

 D I R E C T O R S '  A N D  O F F I C E R S '
=====================-----------------------------------------------------------
                      INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

              The Board of Directors of the Company consists of five Directors. These Directors and the Company's Officers supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Directors periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be 20 years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

              Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 39 individual funds as of July 31, 2006. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

              If you would like more information about the funds' Directors, you may call (800) 531-8181 to request a free copy of the funds' statement of additional information (SAI).

              * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF DIRECTORS
                AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT COMPRISE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTOR(1)
--------------------------------------------------------------------------------

              CHRISTOPHER W. CLAUS (2,4)
              Director
              Born: December 1960
              Year of Election or Appointment: 2001

              President, Chief Executive Officer, Director, and Chairman of the Board of Directors, IMCO (12/04-present); President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-12/04); Senior Vice President, Investment Sales and Service, IMCO (7/00-2/01). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Director/Trustee of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services (SAS).

NON-INTERESTED (INDEPENDENT) DIRECTORS
--------------------------------------------------------------------------------

              BARBARA B. DREEBEN (3,4,5,6)
              Director
              Born: June 1945
              Year of Election or Appointment: 1994

              President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              (1) INDICATES THE DIRECTOR IS AN EMPLOYEE OF USAA INVESTMENT
                  MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

              (2) MEMBER OF EXECUTIVE COMMITTEE

              (3) MEMBER OF AUDIT COMMITTEE

              (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

              (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

              (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE
                  USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

62

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

              ROBERT L. MASON, PH.D. (3,4,5,6)
              Director
              Born: July 1946
              Year of Election or Appointment: 1997

              Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              MICHAEL F. REIMHERR (3,4,5,6)
              Director
              Born: August 1945
              Year of Election or Appointment: 2000

              President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              RICHARD A. ZUCKER (2,3,4,5,6)
              Director and Chairman of the Board of Directors
              Born: July 1943
              Year of Election or Appointment: 1992(+)

              Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              (+) MR. ZUCKER WAS ELECTED AS CHAIRMAN OF THE BOARD IN 2005.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

              CLIFFORD A. GLADSON
              Vice President
              Born: November 1950
              Year of Appointment: 2002

              Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02).

              STUART WESTER*
              Vice President
              Born: June 1947
              Year of Appointment: 2002

              Vice President, Equity Investments, IMCO (1/99-present).

              RONALD B. SWEET
              Vice President
              Born: November 1962
              Year of Appointment: 2006

              Vice President, Equity Investments, IMCO (6/06-present); Assistant Vice President, Investment Strategy & Analysis, USAA (97-6/06).

              MARK S. HOWARD
              Secretary
              Born: October 1963
              Year of Appointment: 2002

              Senior Vice President, Life/IMCO/USAA Financial Planning Services
              (FPS) General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life Insurance Company, IMCO, USAA Financial Advisers, Inc. (FAI), FPS, and SAS.

              (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT
                  MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

               * STUART WESTER RETIRED EFFECTIVE AUGUST 31, 2006.

64

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

              DEBRA K. DUNN
              Treasurer
              Born: August 1969
              Year of Appointment: 2005

              Assistant Vice President, IMCO/FPS Finance, USAA (9/04-present); Executive Director, IMCO/FPS Finance, USAA (12/03-9/04); Executive Director, FPS Finance, USAA (2/03-12/03); Director, FPS Finance, USAA (12/02-2/03); Director, Strategic Financial Analysis, IMCO (1/01-12/02); Financial Business Analyst, Strategic Financial Analysis, IMCO (3/00-1/01). Ms. Dunn also holds the Officer positions of Assistant Vice President and Treasurer for IMCO, SAS, FPS, and FAI.

              EILEEN M. SMILEY
              Assistant Secretary
              Born: November 1959
              Year of Appointment: 2003

              Vice President, Securities Counsel, USAA (2/04-present); Assistant Vice President, Securities Counsel, USAA (1/03-2/04); Attorney, Morrison & Foerster, LLP (1/99-1/03). Ms. Smiley also holds the Officer position of Vice President and Assistant Secretary of IMCO, SAS, FAI, and FPS.

              ROBERTO GALINDO, JR.
              Assistant Treasurer
              Born: November 1960
              Year of Appointment: 2000

              Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01).

              JEFFREY D. HILL
              Chief Compliance Officer
              Born: December 1967
              Year of Appointment: 2004

              Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present); Assistant Vice President, Investment Management Administration & Compliance, USAA (12/02-9/04); Assistant Vice President, Investment Management Administration & Compliance, IMCO (9/01-12/02); Senior Manager, Investment Management Assurance and Advisory Services, KPMG LLP (6/98-8/01).

                   DIRECTORS    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
                UNDERWRITER,    San Antonio, Texas 78265-9825
             AND DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

                   CUSTODIAN    State Street Bank and Trust Company
              AND ACCOUNTING    P.O. Box 1713
                       AGENT    Boston, Massachusetts 02105

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central time
            ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.

              FOR ADDITIONAL    (800) 531-8181
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions (800) 531-8448

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    (800) 531-8066

           USAA SELF-SERVICE    For account balance, last transaction, fund
            TELEPHONE SYSTEM    prices, or to exchange or redeem fund shares
                                (800) 531-8777

             INTERNET ACCESS    USAA.COM

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

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

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               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

40050-0906                                   (C)2006, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On June 25, 2003, the Board of Directors of USAA Mutual Fund, Inc. approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. On September 14, 2005, the Board of Directors of USAA Mutual Fund, Inc. approved a revised Sarbanes Code applicable to the Funds' senior financial officers. There were no substantive changes to the ethical duties or responsibilities of the Funds' senior financial officers. The changes to the Sarbanes Code were necessary because of the change of the Funds' Chairman of the Board to an independent director. The revised Sarbanes Code clarifies that the same USAA personnel will continue to receive reports of all violations of the Sarbanes Code and be required to approve outside employment and certain financial interests in transactions. Under the revised Sarbanes Code, the Funds' Board of Directors will continue to receive the same notifications, reports and have the same power that it had before under the original Sarbanes Code. On September 13, 2006, the Board of Directors of USAA Mutual Funds Trust approved a revised Sarbanes Code reflecting shareholders' approval of a reorganization of the USAA Funds into one legal entity, USAA Mutual Funds Trust. A copy of the revised Sarbanes Code is attached as an Exhibit to this Form N-CSR. The only change was to reflect the name change of the new legal entity after the reorganization.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code or the revised Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Dr. Laura T. Starks, Ph.D. had been designated as the audit committee financial expert for USAA Mutual Fund, Inc. Dr. Starks resigned from the Board of Trustees effective May 22, 2006, and the Board has not determined that another Trustee qualifies as an audit committee financial expert. Because of the recent resignation of its audit committee financial expert, the Board is evaluating this situation and will take appropriate action.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Fund, Inc., consists of 17 funds in all. Only 14 funds of the Registrant (excluding the Index Funds) have a fiscal year-end of July 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended July 31, 2006 and 2005 were $356,180 and $249,300, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended July 31, 2006 and 2005 were $50,000 and $15,500, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young LLP for the tax services are listed below in the table:

----------------------------------------------------------------------------------------------
               Review of Federal,
               State and City        Passive     Quarterly
               Income and tax        Foreign     Diversification
               returns and excise   Investment   Review under      Excise Tax
               tax calculations      Company     Subchapter M      Assistance          TOTAL
----------------------------------------------------------------------------------------------
FYE 7-31-2006     $ 6,059            $    0       $13,746           $ 6,218          $ 26,023
FYE 7-31-2005     $56,100            $    0       $17,249           $     0          $ 73,349
----------------------------------------------------------------------------------------------
TOTAL             $62,159            $    0       $30,995           $ 6,218          $ 99,372
----------------------------------------------------------------------------------------------

All tax service fees were preapproved by the Audit Committee.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended July 31, 2006 and 2005.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS for July 31, 2006 and 2005 were $138,023 and $116,349, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2006 and 2005 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Directors/Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation. Disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:




                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
            - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
            - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
            - compliance with applicable laws and governmental rules and regulations;
            - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the Chair/CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
            -     accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

A.       DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the Chair/CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chair/CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

         - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
         - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
         - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
         - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the
              USAA Funds' and IMCO's operating policies and procedures.
         -    A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
         -    A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chair/CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.     REQUIRED REPORTS

                -     EACH COVERED OFFICER MUST:
                      - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                      - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                -     THE CHIEF LEGAL OFFICER MUST:
                      - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                      - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

               - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the Chairman/CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
               - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chair/CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
               - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
               - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chair/CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee.
                  The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or
                  (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the affected Trust's Chief Legal Officer or the Chairman of the Board of Trustees.



Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved and adopted by the Board of Trustees of USAA Life Investment Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 13, 2006.


                                   APPENDIX A
                                COVERED OFFICERS
                                ----------------


                                   PRESIDENT
                                   TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (except the Index Funds)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    SEPTEMBER 27, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    OCTOBER 2, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    OCTOBER 2, 2006
         ------------------------------


*Print the name and title of each signing officer under his or her signature.